Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Segments

Key financial performance measures of the segments are as follows:

	For the six months ended June 30,
	2024	2025	2025
	HKD	HKD	US$
REVENUES, NET	79,256,623	60,236,666	7,673,558

COST OF REVENUES
– Related party	(3,504,012)	(5,385,166)	(686,017)
– External	(59,393,295)	(29,052,173)	(3,700,961)
	(62,897,307)	(34,437,339)	(4,386,978)
Gross profit	16,359,316	25,799,327	3,286,580

EXPENSES
Selling and marketing	(2,045,399)	(3,581,199)	(456,209)
General and administrative:
Lease expenses – Related party	(360,000)	(360,000)	(45,860)
Depreciation	(276,041)	(820,441)	(104,516)
Amortization	—	(1,241,642)	(158,173)
Staff cost	(7,743,398)	(10,644,573)	(1,356,014)
Leases expenses	(2,110,406)	(3,070,526)	(391,155)
Professional fee	(479,456)	(2,937,417)	(374,198)
Reversal of expected credit losses	(267,373)	2,291,797	291,952
Others	(2,590,533)	(3,175,760)	(404,560)
Total expenses	(15,872,606)	(23,539,761)	(2,998,733)
INCOME FROM OPERATION	486,710	2,259,566	287,847

OTHER INCOME (EXPENSES)
Interest income	49,895	—	—
Interest expense	(1,460,788)	(622,140)	(79,255)
Change in a fair value of investment of a joint venture	—	33,934	4,323
Agency income – related party	2,361,596	1,248,117	158,998
Other income	—	18,264	2,327
Other expense	(24,805)	(15,885)	(2,024)
Total other income, net	925,898	662,290	84,369
INCOME BEFORE TAX EXPENSES	1,412,608	2,921,856	372,216
INCOME TAX EXPENSES	—	(885,588)	(112,815)
NET INCOME	1,412,608	2,036,268	259,401
	As of December 31, 2024	As of June 30, 2025
	HKD	HKD	US$
Total assets	135,647,692	137,766,523	17,550,100
Total liabilities	(78,821,221)	(79,582,661)	(10,138,048)
Net assets	56,826,471	58,183,862	7,412,052

Key financial performance measures of the segments are as follows:

	For the years ended December 31,
	2023	2024	2024
	HKD	HKD	US$
Revenues, net	174,202,627	235,667,734	30,339,448

Cost of revenues
– Related parties	(34,213,521)	(7,915,189)	(1,018,987)
– External	(104,940,795)	(178,307,992)	(22,955,056)
	(139,154,316)	(186,223,181)	(23,974,043)
Gross profit	35,048,311	49,444,553	6,365,405

Expenses
Selling and marketing	(3,132,277)	(4,392,521)	(565,486)
General and administrative:
Depreciation – related party	(720,000)	(720,000)	(92,692)
Depreciation	(2,540,273)	(3,831,567)	(493,269)
Amortization	(112,049)	(1,481,738)	(190,756)
Staff cost	(13,260,898)	(18,486,483)	(2,379,917)
Professional fee	(2,204,622)	(2,840,139)	(365,634)
Provision for expected credit losses	(1,383,316)	(1,253,368)	(161,356)
Others	(2,648,351)	(4,867,313)	(626,610)
Total expenses	(26,001,786)	(37,873,129)	(4,875,720)
Income from operation	9,046,525	11,571,424	1,489,685

Other income (expenses)
Interest income	92,951	31,954	4,114
Interest expense	(5,759,182)	(3,759,032)	(483,931)
Agency income – related party	2,662,034	1,170,664	150,709
Other income	326	134,230	17,280
Other expense	(302,784)	—	—
Total other expenses, net	(3,306,655)	(2,422,184)	(311,828)
Income before tax expenses	5,739,870	9,149,240	1,177,857
	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Total assets	90,616,829	135,647,692	17,463,045
Total liabilities	(93,003,639)	(78,821,221)	(10,147,305)
Net (liabilities) assets	(2,386,810)	56,826,471	7,315,740